Long Term Debt - Schedule of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,114	$ 1,114
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,011	1,012
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 103	$ 102